PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 15,348	€ 20,159
Interest expense on lease liabilities	868	943
Contractual commitments for acquisition of property, plant and equipment	€ 73,681	€ 101,361